Accrued Liabilities	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 31, 2012
Payables And Accruals [Abstract]
Accrued Liabilities

Note 7 – Accrued Liabilities

Accrued liabilities consisted of the following (in thousands):

	September 29, 2013	December 30, 2012
Accrued compensation and related benefits	$2,577	$3,733
Accrued rebates	498	1,936
Deferred rent	1,042	1,228
Deferred revenue	329	2,926
Accrued royalties	605	921
Warranty accrual	240	272
Other accrued liabilities	3,480	2,672

	$8,771	$13,688

The following table summarizes the activity related to warranty (in thousands):

	Nine Months Ended
	September 29, 2013	September 30, 2012
Balance, beginning of period	$272	$602
Provision	21	(45)
Usage	(53)	(10)

Balance, end of period	$240	$547

Note 9—Accrued Liabilities

Accrued liabilities consisted of the following (in thousands):

	December 30, 2012	January 1, 2012
Accrued compensation and related benefits	$3,733	$2,717
Deferred revenue	2,926	679
Accrued rebates	1,936	1,206
Deferred rent	1,228	1,074
Warranty accrual	272	602
Accrued royalties	921	510
Restructuring	—	218
Other accrued liabilities	2,672	3,728

	$13,688	$10,734

The following table summarizes the activity related to the warranty accrual (in thousands):

	December 30, 2012	January 1, 2012
Balance at beginning of year	$602	$895
Provision	(320)	196
Usage	(10)	(489)

Balance at end of year	$272	$602